Interest and Finance Costs, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest Costs Incurred	$ 28,299	$ 24,991	$ 21,009
Interest Costs, Capitalized During Period	$ 0	$ 13	$ 1,486